Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company entered into financing transactions during 2011 and the six months ended June 30, 2012 that gave rise to derivative liabilities. These financial instruments are carried as derivative liabilities, at fair value, in the Company's financial statements. Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change. Accordingly, all income and expense amounts discussed below are reflected in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants and convertible promissory notes for the six months ended June 30, 2012.

	Linked Common Shares to Derivative Warrants	Warrant Liability	Linked Common Shares to Promissory Notes	Compound Embedded Derivatives
Beginning balance, December 31, 2011	154,132	$752,486	—	$—
Issuance of promissory note with compound embedded derivative - February 3, 2012	—	—	23,416	12,151
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	—	—	26,042	15,625
Exchange of warrants for common stock	(123,052)	(19,778)	—	—
Change in fair value of derivatives	—	(727,725)	157,246	96,246
Ending balance, June 30, 2012	31,080	$4,983	206,704	$124,022

The Company calculated the fair value of its warrant liability and compound embedded derivatives using the valuation methods and inputs described below.

Derivative Warrants
In applying current accounting standards to the warrants issued in the May 2011 Offering for a total of 153,882 shares (see Note 4) and the warrants issued in July 2011 for 250 shares in regards to a customer list acquisition, the Company determined that the warrants require classification as a liability due to the exercise price being subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise price. The Company recorded income resulting from the change in the fair value of the warrants during the three and six months ended June 30, 2012 in the amount of $623,028 and $727,725, respectively. The Company recorded income resulting from the change in the fair value of the warrants during the three and six months ended June 30, 2011 in the amount of $29,791.

In May and June 2012, pursuant to separate private transactions with nineteen warrant holders, the Company redeemed warrants to purchase an aggregate of 123,052 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemptions were treated as an exchange wherein the fair value of the newly issued common stock was recorded and the difference between that and the carrying value of the warrants received in the exchange is recorded in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $764,513 during the three and six months ended June 30, 2012.

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique on June 30, 2012 and 2011 are as follows:

Binomial Assumptions	June 30, 2012	June 30, 2011
Fair market value of asset (1)	$3.20	$13.20
Exercise price	$20.00	$20.00
Term (2)	3.9--4.1 Years	4.9 Years
Implied expected life (3)	3.9--4.1 Years	4.8 Years
Volatility range of inputs (4)	53.7%--88.3%	61.6%--95.0%
Equivalent volatility (3)	63.0%--65.5%	75.7%
Risk-free interest rate range of inputs (5)	0.09%--0.41%	0.10%--0.81%
Equivalent risk-free interest rate (3)	0.24%--0.27%	0.47%
(1)  The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 and its $75,000 convertible promissory note as modified on June 6, 2012 (see Note 2) required bifurcation and liability classification as derivative financial instruments as they were not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. The Company recorded expense resulting from the change in the fair value of the compound embedded derivative during the three and six months ended June 30, 2012 in the amount of $82,536 and $96,246, respectively.

The Monte Carlo Simulation (“MCS”) technique was used to calculate the fair value of the compound embedded derivative because it provides for the necessary assumptions and inputs. The MCS technique, which is an option-based model, is a generally accepted valuation technique for valuing embedded conversion features in hybrid convertible notes, because it is an open-ended valuation model that embodies all significant assumption types, and ranges of assumption inputs that the Company agrees would likely be considered in connection with the arms-length negotiation related to the transference of the instrument by market participants. In addition to the typical assumptions in a closed-end option model, such as volatility and a risk free rate, MCS incorporates assumptions for interest risk, credit risk and redemption behavior. In addition, MCS breaks down the time to expiration into potentially a large population of time intervals and steps. However, there may be other circumstances or considerations, other than those addressed herein, that relate to both internal and external factors that would be considered by market participants as it relates specifically to the Company and the subject financial instruments. The effects, if any, of these considerations cannot be reasonably measured, quantified or qualified.

The following table shows the summary calculations arriving at the compound embedded derivative values as of February 3, 2012 , June 6, 2012 and June 30, 2012. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	February 3, 2012	June 6, 2012	June 30, 2012
Notional amount	$505,785	$75,000	$595,308
Conversion price	21.60	2.88	2.88
Linked common shares (1)	23,416	26,042	206,704
MCS value per linked common share (2)	0.52	0.60	0.60
Total	$12,151	$15,625	$124,022

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the Over-The-Counter Listing. The number of linked shares will increase as the trading market price decreases and will decrease as the trading market price increases. The fluctuation in the number of linked common shares will have an effect on fair values in future periods.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

Significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of February 3, 2012, June 6, 2012 and June 30, 2012 are as follows:

	Inception Date	Inception Date
Monte Carlo Assumptions	February 3, 2012	June 6, 2012	June 30, 2012
Fair market value of asset (1)	$12.50	$3.20	$3.20
Conversion price	$21.60	$2.80	$2.80
Term (2)	.5 - 1 year	.60 year	.60 year
Implied expected life (3)	.743 year	.578 year	.578 year
Volatility range of inputs (4)	44.23%--70.30%	53.54%--68.00%	53.54%--68.00%
Equivalent volatility (3)	0.6	0.6	59.2%
Risk adjusted interest rate range of inputs (5)	10.00%--30.95%	7.62%--12.33%	7.62%--12.33%
Equivalent risk-adjusted interest rate (3)	0.16	0.09	9.33%
Credit risk-adjusted interest rate (6)	0.13	0.16	15.74%

(1)  The fair market value of the asset was determined by management using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company has entered into the May 2011 Offering discussed in Note 8 and the issuance of warrants in the acquisition of intangible assets as discussed in Note 3 that gave rise to derivative warrants. These financial instruments are carried as derivative liabilities, at fair value, in our financial statements.

The following table summarizes the Company's derivative activity for the year ended December 31, 2011:

	Linked Common Shares	Warrant Liability Amount
Beginning balance, December 31, 2010	—	$—

Issuance of derivative warrants:
Financing arrangement in Note 8	153,882	1,083,210
Other transactions in Note 3	250	1,760
Change in fair value of warrant liability	—	(332,484)
Ending balance, December 31, 2011	154,132	$752,486

Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change.

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique are as follows:

	Inception Dates
	May 24 and 26, 2011	August 15, 2011	December 31, 2011
Fair market value of asset (1)	$13.20	$13.20	$12.50
Exercise price	$20.00	$20.00	$20.00
Term (2)	5.0 Years	5.0 Years	4.4--4.6 Years
Implied expected life derived from Binomial (3)	4.9 Years	4.9 Years	4.4--4.6 Years
Volatility range (4)	64.4%--95.8%	61.9%--94.7%	63.4%--92.2%
Equivalent volatility derived from Binomial (3)	76.9%	75.2%	74.2%
Risk-free rate range (5)	0.11%--1.81%	0.08%--0.99%	0.02%--0.83%
Equivalent risk-free rate derived from Binomial (3)	0.50%	0.33%	0.27%--0.31%

(1)  The fair market value of the asset was determined using the price paid by the Investors in the May 2011 Offering and a private offering in December 2011. See the paragraph below discussing how the fair market value of the asset varies in Binomial when the contract is subject to down-round financing protection.

(2)  The term is the contractual remaining term. For purposes of Binomial, the contractual remaining term is allocated to intervals within which exercise may or may not occur.

(3)  The implied expected life and equivalent amounts are derived from Binomial as the averages associated with all iterations that were performed.

(4)  The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used in Binomial represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

The warrants embody features that result in adjustment to the exercise price when the Company sells common stock or other common stock linked contracts below the $20 exercise price. Since anti-dilution risk is present when the trading market price is below or projected to be below the stated exercise price, a random walk Brownian motion technique was used to estimate the future market price and the probability that the stock price would be below the stated exercise price during the implied expected life of the warrant. These values were used to develop assumptions which were used as inputs in the Binomial model used to value the warrants. A stochastic process is a sequence of events or paths generated by probabilistic laws and Brownian motion is a continuous stochastic process that is widely used in financing for modeling random behavior that evolves over time. At each valuation date, the model is run using monthly steps based upon the following inputs: the current trading market price, the implied expected life of the warrants and the estimated volatility over the implied expected life. The simulation returns the mean stock price (New Price) and the probability of the stock price falling below the exercise price (SPP). These values are used as inputs into the Binomial, since it is assumed a market participant would consider changes in the Company’s market price when considering the value to assign to the anti-dilution protection.